Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, cost	$ 986	$ 451
Intangible assets, net	$ 621	169
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated weighted average useful life in years	12 years
Intangible Assets, cost	$ 392	134
Intangible Assets, accumulated depreciation	$ (96)	(53)
Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated weighted average useful life in years	4 years
Intangible Assets, cost	$ 316	278
Intangible Assets, accumulated depreciation	$ (242)	(221)
Patent And License [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated weighted average useful life in years	15 years
Intangible Assets, cost	$ 278	39
Intangible Assets, accumulated depreciation	$ (27)	$ (8)